Trade payables and others (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and others

(in thousands of euro)	June 30, 2024	December 31, 2023

Suppliers (excluding payables related to capital expenditures)	8,751	8,561
Tax and employee-related payables (1)	6,013	7,021
Other payables (2)	1,109	1,436
Trade payables and others (excluding payables related to capital expenditures)	15,873	17,018
Payables related to capital expenditures	—	—
Payables and others	15,873	17,018

(1) As of December 31, 2023, tax and employee related payables included a liability accrual of €1.4 million following the notification received as part of the tax inspection relating to accounting and research tax credits for the 2018 to 2020 financial years. The liability recognized as of June 30, 2024 in connection with notification is €0.4 million following the payment of €0.7 million in February 2024 and the offset of €0.3 million against the 2020 research tax credit receivable initially recognized for €13.0 million and finally collected in July 2024 for €12.7 million.
(2) As of June 30, 2024 an December 31, 2023, this amount includes mainly the liability related to the payment of the guarantee fees on the two State Guaranteed Loans obtained from Société Générale and BNP Paribas in 2021 (see note 9).